SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)		3 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Significant Accounting Policies [Line Items]
Standard and Extended Product Warranty Accrual		$ 168,000	$ 143,500	$ 64,957
Product Warranty Expense	$ 10,108	$ 26,911	$ 84,038
Disclosure on Geographic Areas, Long-Lived Assets			Approximately 99% of the Company’s assets are US-based and all sales for the years ended March 31, 2019 and 2018 were made by the Company’s US subsidiary, Bionik, Inc. In addition, all of the Company’s technology and other assets and goodwill are connected to the acquisition by the Company in April 2016 of Bionik, Inc. Equipment connected to Bionik Inc. amounts to $148,618 (March 31, 2018 -$120,910) and $43,910 (March 31, 2018 - $39,051) is connected to equipment at the Company’s Canadian subsidiary Bionik Laboratories Inc.
Allowance for Doubtful Accounts Receivable			$ 0	19,694
Lessee, Finance Lease, Term of Contract			60 months
Computer And Electronics [Member]
Significant Accounting Policies [Line Items]
Percentage Of Depreciated Per Annum			50.00%
Furniture And Fixtures [Member]
Significant Accounting Policies [Line Items]
Percentage Of Depreciated Per Annum			20.00%
Demonstration Equipment [Member]
Significant Accounting Policies [Line Items]
Percentage Of Depreciated Per Annum			50.00%
Manufacturing Equipment [Member]
Significant Accounting Policies [Line Items]
Percentage Of Depreciated Per Annum			20.00%
Tool and Parts [Member]
Significant Accounting Policies [Line Items]
Percentage Of Depreciated Per Annum			20.00%
Equipment [Member] | CANADA
Significant Accounting Policies [Line Items]
Equipment, Net			$ 43,910	39,051
Equipment [Member] | UNITED STATES
Significant Accounting Policies [Line Items]
Equipment, Net			$ 148,618	$ 120,910